Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 56,871	$ 286,238	$ 1,831,276
Restricted cash	0	0	46,400
Accounts receivable, net of allowance of $0 and $0, respectively	0	0	183,678
Inventory, net	565,570	883,350	1,253,721
Prepaid expenses	16,750	41,791	17,001
Other receivable	0	0	3,666
Deposits	16,754	33,584	46,173
Total Current Assets	655,945	1,244,963	3,381,915
EQUIPMENT, NET	15,937	24,042	53,758
OTHER ASSETS
Investment in a related party	0	0	1,122,397
Intangible assets, net	296,878	353,752	460,300
Goodwill	739,000	739,000	739,000
Total Assets	1,707,760	2,361,757	5,757,370
Current Liabilities
Accounts payable - trade	1,159,635	1,129,130	1,095,204
Accounts payable - related parties	64,412	0	0
Accrued expenses	206,106	276,225	175,603
Accrued liabilities- related parties	11,842	0	0
Derivative liability	2,052,021	2,100,915	9,324,000
Current portion of convertible notes payable	1,338,724	887,272	0
Deferred revenue	128,791	108,799	30,888
Related party note payable	0	0	1,160
Total current liabilities	4,961,531	4,502,341	10,626,855
LONG TERM LIABILITIES:
Convertible notes payable	0	$ 98,333	$ 974,479
COMMITMENTS AND CONTINGENCIES	2,081,250
Stockholders' Deficit
Preferred stock - $0.0001 par value, 10,000,000 shares authorized, no shares issued and outstanding (12/31/14 Preferred stock, $0.0001 par value, 3,000,000 shares authorized, no shares issued and outstanding)	0	$ 0	$ 0
Common stock - $0.0001 par value, 3,000,000,000 shares authorized, 887,116,496 and 879,343,771 shares issued and outstanding at 6/30/15 and 12/31/14, respectively (12/31/14 Common stock - $0.0001 par value, 3,000,000,000 shares authorized, 879,343,771 and 755,694,870 shares issued and outstanding at 12/31/14 and 12/31/13, respectively)	88,714	87,936	75,571
Additional paid-in capital	108,971,229	108,699,950	17,359,932
Unrealized gain on investment in a related party	0	0	1,121,237
Accumulated deficit	(114,394,964)	(111,026,803)	(24,400,704)
Total stockholders' deficit	(5,335,021)	(2,238,917)	(5,843,964)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,707,760	$ 2,361,757	$ 5,757,370